Accounts receivable (Ageing analysis of accounts receivable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	¥ 25,559,681	¥ 16,482,360
Within 1 year [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	24,787,284	16,152,038
Between 1 to 2 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	576,564	279,694
Between 2 to 3 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	155,360	29,123
Over 3 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable	¥ 40,473	¥ 21,505